Summary of Material Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Depreciation of assets is calculated using the straight-line method to allocate their cost over their estimated useful lives as follows:

Assets	Years
Office furniture	3
Computers	4
Office equipment	5
Fit out and fixtures	10